Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Sep. 30, 2016
Information of Offsetting of Financial Assets and Financial Liabilities

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2016 and September 30, 2016. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

				Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)	Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
March 31, 2016
Assets (1):
Derivatives	14,130	—	14,130	(12,167)	(599)	1,364
Receivables under resale agreements	7,490	—	7,490	(7,461)	—	29
Receivables under securities borrowing transactions	3,327	—	3,327	(3,318)	—	9

Total	24,947	—	24,947	(22,946)	(599)	1,402

Liabilities (1):
Derivatives	13,652	—	13,652	(12,043)	(748)	861
Payables under repurchase agreements	16,507	—	16,507	(16,464)	—	43
Payables under securities lending transactions	2,538	—	2,538	(2,531)	—	7

Total	32,697	—	32,697	(31,038)	(748)	911

September 30, 2016
Assets (1):
Derivatives	15,916	—	15,916	(13,562)	(709)	1,645
Receivables under resale agreements	9,068	—	9,068	(9,028)	—	40
Receivables under securities borrowing transactions	3,060	—	3,060	(3,046)	—	14

Total	28,044	—	28,044	(25,636)	(709)	1,699

Liabilities (1):
Derivatives	15,152	—	15,152	(13,471)	(910)	771
Payables under repurchase agreements	17,250	—	17,250	(17,142)	—	108
Payables under securities lending transactions	1,188	—	1,188	(1,180)	—	8

Total	33,590	—	33,590	(31,793)	(910)	887

Notes:

(1)	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.